Schedule of third party and general and administrative expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Total	€ 3,904,398	€ 4,951,456	€ 5,258,501
Compensation [Member]
Related Party Transaction [Line Items]
Total	1,981,899	2,478,358	2,535,367
Accounting Legal and Other Professional [Member]
Related Party Transaction [Line Items]
Total	722,836	828,592	1,026,534
Communication and IT Related [Member]
Related Party Transaction [Line Items]
Total	172,690	188,951	166,416
Facility and Insurance Related [Member]
Related Party Transaction [Line Items]
Total	20,816	18,143	21,911
Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	306,522	561,458	610,103
Other [Member]
Related Party Transaction [Line Items]
Total	699,635	875,954	898,170
Third Parties [Member]
Related Party Transaction [Line Items]
Total	2,614,912	3,475,570	3,923,550
Third Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total	749,515	1,019,056	1,218,299
Third Parties [Member] | Accounting Legal and Other Professional [Member]
Related Party Transaction [Line Items]
Total	722,836	828,592	1,026,534
Third Parties [Member] | Communication and IT Related [Member]
Related Party Transaction [Line Items]
Total	172,690	188,951	166,416
Third Parties [Member] | Facility and Insurance Related [Member]
Related Party Transaction [Line Items]
Total	4,556	3,348	6,180
Third Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	270,122	561,458	610,103
Third Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total	695,193	874,165	896,018
Related Parties [Member]
Related Party Transaction [Line Items]
Total	1,289,486	1,475,886	1,334,951
Related Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total	1,232,384	1,459,302	1,317,068
Related Parties [Member] | Accounting Legal and Other Professional [Member]
Related Party Transaction [Line Items]
Total
Related Parties [Member] | Communication and IT Related [Member]
Related Party Transaction [Line Items]
Total
Related Parties [Member] | Facility and Insurance Related [Member]
Related Party Transaction [Line Items]
Total	16,260	14,795	15,731
Related Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	36,400
Related Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total	€ 4,442	€ 1,789	€ 2,152